Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net earnings	$ 651	$ 164	$ 28
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation and amortization	127	160	207
Bad debt recoveries	(32)	(33)	(18)
Amortization of unearned compensation	72	83	78
Increase in long term receivable	(182)	(49)	0
Deferred income tax	(28)	2	(294)
Changes in current assets & liabilities:
Accounts receivable, net	1,229	(2,282)	(1,584)
Inventory	(1,023)	(1,708)	(509)
Prepaid expenses & other	205	(345)	166
Accounts payable, net	(1,109)	3,382	(93)
Due to/from subcontractor	1,496	(1,067)	1,346
Accrued expenses	405	(260)	408
Net cash provided by (used in) operating activities	1,811	(1,953)	(265)
Cash flows used in investing activities:
Additions to property, plant & equipment, net	(30)	(160)	(43)
Net cash used in investing activities	(30)	(160)	(43)
Cash flows from financing activities:
(Repayments) Borrowings from note payable	(2,103)	2,642	494
Proceeds from stock issued & options exercised	18	18	6
Net cash (used in) provided by financing activities	(2,085)	2,660	500
Net (decrease) increase in cash	(304)	547	192
Cash at beginning of year	768	221	29
Cash at end of year	464	768	221
Supplemental cash flows disclosure:
Income taxes paid	2	11	6
Interest paid	$ 77	$ 113	$ 120